Commitments and Contingencies (Details) - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Nov. 27, 2024
Commitments and Contingencies [Line Items]
Underwriters option day	45 days	45 days
Cash underwriting discount per unit	$ 0.2	$ 0.2
Cash underwriting discount (in Dollars)	$ 3,500,000	$ 3,500,000
Deferred fee per unit	$ 0.4	$ 0.4
Deferred fee payable (in Dollars)	$ 7,000,000	$ 7,000,000
Warrants (in Shares)	9,081,563	9,081,563
Number of trading days		10 days
Redemption period		30 days
Market value percentage	115.00%	115.00%
Deferred fee (in Dollars)	$ 7,000,000
Public Warrant [Member]
Commitments and Contingencies [Line Items]
Warrants (in Shares)	8,750,000	8,750,000
Warrant exercise price	$ 9.2	$ 18
Market value percentage	180.00%	180.00%
Price per public warrant	$ 0.01
Redemption trigger price per share	$ 18
Private Placement Warrants [Member]
Commitments and Contingencies [Line Items]
Warrants (in Shares)	331,563	331,563
Redemption of Public Warrants [Member]
Commitments and Contingencies [Line Items]
Warrant exercise price		$ 0.01
Business Combination [Member]
Commitments and Contingencies [Line Items]
Effective issued price per share		$ 9.2
Percentage of gross proceeds		60.00%
Business Combination [Member] | Public Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant expire term	5 years	5 years
Warrant exercise price		$ 9.2
Business Combination [Member]
Commitments and Contingencies [Line Items]
Effective issued price per share	$ 9.2
Percentage of gross proceeds	60.00%
Minimum [Member]
Commitments and Contingencies [Line Items]
Number of trading days		20 days
Maximum [Member]
Commitments and Contingencies [Line Items]
Number of trading days		30 days
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Warrant exercise price			$ 11.5
Number of trading days		20 days
Trading days	20 days
Class A Ordinary Shares [Member] | Public Warrant [Member]
Commitments and Contingencies [Line Items]
Price per share		$ 18
Price per public warrant	$ 18
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)		2,625,000
Purchase of shares (in Shares)	2,625,000